Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions
Related Party Transaction

8. Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation, compensation under options, share purchase as investor and short term loan from the company director.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Nine months
	ended September 30,		ended September 30,
Description	2023	2022	2023	2022
Salaries and bonus	$12,000	$150,000	$132,000	$510,000
Short-term employee benefits	531	584	1,518	1,766
Stock-based compensation	-	-	-	411,526

Total	$12,531	$150,584	$133,518	923,292

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended September 30, 2023 and 2022, respectively.

The former Chief Financial Officer received salary compensation as an individual in the amount of $62,500 for the period ended September 30, 2023. We also made payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $46,066 for the period ended September 30, 2023.

The former Corporate Legal Counsel receives no salary compensation as an individual and receives no deferred or incentive compensation. We made payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $141,717 for the period ended September 30, 2023 and $383,850 for the period ended September 30, 2022, respectively.

On April 17, 2023, we signed a short-term loan agreement with the company’s director, James G, Robinson. The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023 and $250,000 was received on July 3, 2023.  The Loan was paid off and settled in full on August 28, 2023. As a result , the short-term loan balance is zero as of September 30,2023.

On August 9, 2023, the company entered into an agreement its director James G, Robinson in a private placement of US $2.0 million for 2 million shares at a combined purchase price of $1.00 per share with 500,000 warrants. The investor warrants have an excise price of $2.00 per share, are immediately excisable and will expire 6 years from the effective date. The funds will be used for general corporate purposes. The private placement was completed on August 29, 2023.